PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Plant, Equipment And Mining Properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at December 31, 2020	13,149	563	347	12,955	17,483	11,263	55,760
Additions / Transfers	(113)	31	(12)	1,285	1,130	508	2,829
Effect of movements in exchange rates	2	1	-	-	-	7	10
Balance at December 31, 2021	13,038	595	335	14,240	18,613	11,778	58,599
Additions / Transfers	1,009	170	434	2,018	3,728	2,857	10,216
Effect of movements in exchange rates	-	(20)	(2)	-	-	(3)	(25)
Balance at September 30, 2022	14,047	745	767	16,258	22,341	14,632	68,790

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at December 31, 2020	8,643	187	256	4,907	5,297	1,624	20,914
Additions	213	107	11	37	1,370	272	2,010
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at December 31, 2021	8,856	294	267	4,944	6,667	1,896	22,924
Additions	175	116	314	318	987	1,061	2,971
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at September 30, 2022	9,031	410	581	5,262	7,654	2,957	25,895

NET BOOK VALUE
At September 30, 2022	5,016	335	186	10,996	14,687	11,675	42,895
At December 31, 2021	4,182	301	68	9,296	11,946	9,882	35,675
At December 31, 2020	4,506	376	91	8,048	12,186	9,639	34,846